Related party transactions - Compensation (Details) $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Oct. 31, 2022 EquityInstruments	Jul. 31, 2022 USD ($) EquityInstruments	Apr. 30, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Oct. 31, 2021 EquityInstruments	Jul. 31, 2021 EquityInstruments	Apr. 30, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Oct. 31, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 30, 2020 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Compensation of key management personnel
Gross salary													$ 4,199	$ 3,465	$ 3,246
Variable pay													3,077	2,020	1,510
Employer social security													1,015	789	753
Other short term benefits													372	274	156
Termination benefits														382	385
Post-employment benefits for senior management members as a group													104	150	161
Employer social security contributions stock options													$ 1,101	$ 4,172	$ 11,206
Number of share options granted in share-based payment arrangement | EquityInstruments	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	908,362	196,500	550,090	142,700	1,021,642	882,584	1,797,652
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 2,000										$ 2,000
Onco Verity Inc. Joint Venture
Compensation of key management personnel
Contractual capital commitments	$ 13,000												13,000
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 2,000
Non-executive Directors
Compensation of key management personnel
Cost of stock options granted in the year													3,643	$ 3,263	$ 9,576
Cost of restricted stock units granted in the year													1,850	1,731
Board fees and other short-term benefits for non-executive directors													437	435	405
Total benefits excluding stock options													$ 5,929	$ 5,429	$ 9,981
Number of share options granted in share-based payment arrangement | EquityInstruments													21,600	22,950	70,000
Numbers of restricted stock units granted in the year | EquityInstruments													4,800	5,100
Senior management
Compensation of key management personnel
Post-employment benefits for senior management members as a group													$ 37,855	$ 34,337	$ 60,241
Cost of stock options granted in the year													18,393	15,060	$ 42,824
Cost of restricted stock units granted in the year													$ 9,594	$ 8,025
Number of share options granted in share-based payment arrangement | EquityInstruments													117,600	101,446	334,900
Numbers of restricted stock units granted in the year | EquityInstruments													26,500	22,888